Share-based compensation (Details Narrative)	1 Months Ended		12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares	Jan. 31, 2021 shares	Dec. 31, 2021 EUR (€) shares € / shares	Dec. 31, 2020 EUR (€) shares
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement		790,075
Final share price | € / shares	€ 18.21
Minimum final share price | € / shares	€ 8.00
Phantom share liability | €	€ 14,300,000		€ 14,300,000	€ 2,300,000
Warrant subscription price per share | € / shares			€ 2.574
Stock option plan [member]
IfrsStatementLineItems [Line Items]
Percentage of voting rights	50.00%		50.00%
Number of share options exercised in share-based payment arrangement		790,075	790,075
Number of share options granted in share-based payment arrangement
ESOP 2016 [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement		363,050
ESOP 2017 [member]
IfrsStatementLineItems [Line Items]
Number of share options exercised in share-based payment arrangement		427,025
Phantom shares [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement				690,000